Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Alibaba Cloud Computing Limited Investment [Member]
Related Party Transaction [Line Items]
Purchase from related parties	$ 322 [1]

[1]	The purchase from Alibaba Cloud Computing Ltd. is mainly related to its cloud computing services.